Ropes & Gray LLP
 Three Embarcadero Center
San Francisco, CA 94111-4006

May 2, 2016

Grant Garber
(415) 315 2323
grant.garber@ropesgray.com
May 2, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:   The Merger Fund VL (the “Trust”) (File Nos. 333-102461; 811-21279)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated April 22, 2016, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on April 22, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-2323 with any questions or comments regarding this matter.

Kind regards,

/s/ Grant Garber

Grant Garber

cc:     Jeremy C. Smith, Esq., Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC